Voyage and Vessel operating expenses (Tables)	12 Months Ended
Dec. 31, 2016
Voyage and Vessel Operating Expenses [Abstract]
Voyage expenses
	2014	2015	2016
Voyage expenses
Port charges	$5,132	$17,619	$30,229
Bunkers	33,146	48,535	28,121
Commissions - third parties	1,902	2,915	2,506
Commissions - related parties (Note 3)	1,997	3,350	3,300
Miscellaneous	164	458	1,665
Total voyage expenses	$42,341	$72,877	$65,821

Vessel operating expenses
Vessel operating expenses
Crew wages and related costs	$29,449	$65,402	$62,920
Insurances	4,561	8,026	6,124
Maintenance, repairs, spares and stores	9,415	18,577	17,194
Lubricants	3,901	8,187	6,372
Tonnage taxes	1,360	3,717	2,438
Upgrading expenses	3,167	6,205	1,784
Miscellaneous	1,243	2,682	1,998
Total vessel operating expenses	$53,096	$112,796	$98,830